SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	May 17, 2019 CNY (¥)	Jun. 26, 2018 shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Oct. 01, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2018 $ / shares	Sep. 30, 2018 CNY (¥) shares	Jul. 10, 2018 $ / shares shares	Aug. 31, 2017	Aug. 16, 2017 CNY (¥)	Sep. 26, 2016 CNY (¥)
Government Subsidies Recognized				¥ 0	¥ 5,516	¥ 1,407
Foreign Currency Exchange Rate, Translation			7.0729					7.0729
Net Income (Loss), Including Portion Attributable To Noncontrolling Interest			$ (9,537)	(65,653)	(152,790)	(106,261)
Retained Earnings (Accumulated Deficit)			(67,012)					¥ (473,843)		¥ (411,723)
Working Capital Deficit								178,580		217,293
Equity Method Investment, Ownership Percentage	49.00%											49.00%
Due To Related Parties, Current			$ 6,028					¥ 42,633		¥ 293,732
Stock Issued During Period, Shares, Reverse Stock Splits | shares		2,700,000
Common Stock, Shares Authorized | shares			60,000,000					60,000,000		60,000,000	60,000,000
Selling and Marketing Expense			$ 586	4,038	411	0
Common Stock, No Par Value | $ / shares			$ 0						$ 0		$ 0
Reserve Stock Split Minimum Shares Applicability | shares		100
Share Holders Equity Reverse Stock Split Description		1-for-10 reverse stock split
Proceeds from (Repayments of) Debt	¥ 78,000
Assets Held-for-sale, Not Part of Disposal Group			$ 799					¥ 5,652
Cash consideration				26,000
Amount deposited in escrow account			2,100					15,000
Provision for Doubtful Accounts			0	0	2,105	0
Asset Impairment Charges			$ 596	4,213	0	25,873
ASU 2016-02
Operating Lease, Right-of-Use Asset							¥ 4,015
Operating Lease, Liability							¥ 3,350
Beijing Changping Technology Innodevelop Group [Member]
Equity Method Investment, Ownership Percentage	51.00%
Funding By Coventurer	¥ 204,000
Beijing Shihui [Member]
Due To Related Parties, Current										¥ 137,811
Assets Held-for-sale, Not Part of Disposal Group								¥ 12,051
Minimum [Member]
Foreign Currency Exchange Rate, Translation			1.00					1.00
Research and Development [Member]
Government Subsidies Recognized				0	9,193
Advertising Expenses [Member]
Advertising Expense				¥ 589	¥ 0	¥ 521
China-Based Commercial Corn Seed Production and Distribution Business [Member]
Expected Cash Proceeds From Sale Of Business													¥ 421,000	¥ 400,000